Financial assets and financial liabilities (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Derivative financial instruments - Cross currency swaps		S/ 489	S/ 69,912	S/ 124,770
Total financial instruments at fair value		21,206	657	436
Total current	[1]	97,299	77,740
Total non-current	[1]	3,221	5,639
Financial assets		489	70,569
Currency swap contract [Member]
Disclosure of financial assets [line items]
Derivative financial instruments - Cross currency swaps		489	69,912	124,770
Financial assets		489	69,912	S/ 124,770
Quoted Equity Shares [Member]
Disclosure of financial assets [line items]
Derivative financial instruments - Cross currency swaps			657
Total financial instruments at fair value			657
Financial Assets Available-for-Sale, Category [Member]
Disclosure of financial assets [line items]
Derivative financial instruments - Cross currency swaps			657
Cash Flow Hedges [Member]
Disclosure of financial assets [line items]
Derivative financial instruments - Cross currency swaps		489	69,912
Cash Flow Hedges [Member] | Currency swap contract [Member]
Disclosure of financial assets [line items]
Derivative financial instruments - Cross currency swaps		S/ 489	S/ 69,912

[1]	The aging analysis of trade and other accounts receivable as of December 31, 2017 and 2016, is as follows: